Commitments and Contingencies (Details Narrative) (10Q) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 20, 2007	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Lease description		We entered into an amendment to our current lease for a new space in our current building from March 2017 through February 2022.		We entered into an amendment to our current lease in February 2017 for a new space in our current building from March 2017 through February 2022
Rent expense		$ 82,000	$ 14,000	$ 55,000	$ 56,000
Product liability insurance expires date	Apr. 20, 2017	Apr. 20, 2018
London Office [Member]
Lease description		We also entered into a six-month lease in February 2017 for our London office from March 2017 through August 2017.